Commitments and contingencies - Sale and lease back commitments (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Oct. 10, 2022 aircraft	May 12, 2020 engine	Dec. 28, 2017 aircraft	Nov. 30, 2021 aircraft	Dec. 31, 2017 aircraft	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2011 aircraft	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale						$ 1,447,500
Non-cancellable sale and leaseback contracts of aircraft leases						1,162,429
Possible contingencies related to legal matters						29,400	$ 2,800		$ 6,100
Possible contingencies related to other contributions matters						$ 20,500	$ 7,800		$ 8,000
Airbus purchase agreement
Disclosure of maturity analysis of operating lease payments [line items]
Number of aircraft purchased | aircraft						13	18
A320NEO model
Disclosure of maturity analysis of operating lease payments [line items]
Number of aircraft purchased | aircraft					46			30
A320NEO model | Airbus purchase agreement
Disclosure of maturity analysis of operating lease payments [line items]
Number of aircraft purchased | aircraft	25		80	39
A321NEO model
Disclosure of maturity analysis of operating lease payments [line items]
Number of aircraft purchased		34			34
A321NEO model | Airbus purchase agreement
Disclosure of maturity analysis of operating lease payments [line items]
Number of aircraft converted | aircraft				19
Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale						$ 626,500
Non-cancellable sale and leaseback contracts of aircraft leases						19,440
Later Than One Year And Not Later Than Two Years
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale						821,000
Non-cancellable sale and leaseback contracts of aircraft leases						84,730
Between two and three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases						96,869
Between three and four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases						96,869
Later Than Four Years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases						$ 864,521